Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, unlimited authorized shares		Unlimited	Unlimited
Ordinary shares, shares issued (in Shares)	[1]	36,019	836
Ordinary shares, shares outstanding (in Shares)	[1]	36,019	836

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in January 2026 of 1 share for every 3 existing shares issued, in March 2026 of 1 share for every 4 existing share issued, in July 2026 of 1 share for every 3 shares issued, in September 2026 of 1 share for every 3 shares issued, on October 12, 2026 of 1 share for every 4 shares issued and on October 23, 2026 of 1 share for every 8 shares issued respectively.